Expected Credit Losses Allowance (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of allowance for credit losses [text block] [Abstract]
Schedule of expected credit losses
As of December 31, 2020 and 2019, under the new credit risk model established by IFRS 9 the ECL allowance by stage recorded at income statements is as follows:

For the year ended December 31, 2020 (*)	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	20,055	9,617	35,861	23,410	115,730	86,018	290,691
Mortgage loans	0	16,603	0	(5,966)	0	7,636	18,273
Consumer loans	0	19,024	0	(18,914)	0	161,466	161,576
Contingent loans	1,335	(1,600)	1,624	4,023	(14)	423	5,789
Loans and account receivable at FVOCI	1,253	-	-	-	-	-	1,253
Debt at FVOCI	-	682	-	-	-	-	682
Total	22,643	44,326	37,485	2,552	115,716	255,543	478,264
For the year ended December 31, 2019	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	(3,002)	(4,930)	(10,469)	(8,686)	(79,501)	(33,657)	(140,245)
Mortgage loans	-	(1,177)	-	(4,998)	-	(8,237)	(14,412)
Consumer loans	-	(8,875)	-	(15,280)	-	(145,328)	(169,483)
Contingent loans	45	589	10	24	152	188	1,008
Loans and account receivable at FVOCI	5	-	-	-	-	-	5
Debt at FVOCI	-	(184)	-	-	-	-	(184)
Total	(2,952)	(14,577)	(10,459)	(28,940)	(79,349)	(187,034)	(323,311)
For the year ended December 31, 2018	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	79	5,652	(2,891)	(1,533)	(96,131)	(47,959)	(142,783)
Mortgage loans	-	5,583	-	5,161	-	3,377	14,121
Consumer loans	-	1,861	-	192	-	(191,304)	(189,251)
Contingent loans	(90)	1,214	11	(68)	(225)	(834)	8
Loans and account receivable at FVOCI	363	-	68	-	-	-	431
Debt at FVOCI	-	66	-	-	-	-	66
Total	352	14,376	(2,812)	3,752	(96,356)	(236,720)	(317,408)
(*)	Includes overlays for an amount of MCh$59,000. See Note 37, Risk management.